April 29, 2024
John Hancock Variable Insurance Trust
Summary prospectus
Global Equity Trust
Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at dfinview.com/johnhancock?site=funds. You can also get this information at no cost by sending an email request to webmail@jhancock.com or calling 800-732-5543, or if your policy is held through another insurance company, please contact that company. The fund’s prospectus and Statement of Additional Information, both dated April 29, 2024, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated December 31, 2023, are incorporated by reference into this summary prospectus. This summary prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code and is not intended for use by other investors.
Tickers
Series I: JEFGX	Series II: JAJFX	Series NAV: JAJGX
Investment objective

To seek long-term capital appreciation.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance or variable annuities contract that may use the fund as its underlying investment option and would be higher if they did.
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.80	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.10	0.10	0.10
Total annual fund operating expenses	0.95	1.15	0.90
Contractual expense reimbursement	-0.01 [1]	-0.01 [1]	-0.01 [1]
Total annual fund operating expenses after expense reimbursements	0.94	1.14	0.89
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The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses ($)	Series I	Series II	Series NAV
1 year	96	116	91
3 years	302	364	286
5 years	525	632	497
10 years	1,165	1,397	1,107

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal investment strategies

The fund seeks to generate capital appreciation by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities. This policy is subject to change only upon 60 days’ prior written notice to shareholders. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in issuers domiciled outside of the United States (“Foreign Companies”), unless the manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the fund will invest at least 30% of the value of its net assets in Foreign Companies. Foreign Companies include issuers domiciled in emerging markets and securities for which the relevant reference entity is domiciled outside the United States, such as American Depositary Receipts (ADRs), that trade on U.S. exchanges. There are no limits on the market capitalization ranges of the companies in which the fund may invest. The fund may invest in the securities of large, medium, or small companies.

In managing the fund, the manager seeks to identify undervalued companies that exhibit attractive valuations, solid business franchises, sustainable margins/cash flow, disciplined capital allocation, strong management teams, and strong balance sheets.

The manager employs an unconstrained, bottom-up stock selection process based on disciplined fundamental research with the aim to create a diversified portfolio of quality global stocks of any size that not only demonstrate compelling value but also generate sustainable cash flows. Equity securities include common and preferred stocks and their equivalents, including depositary receipts, warrants, rights, and securities convertible into common or preferred stocks.

The decision-making process involves candidate companies being screened for valuation, quality, and dividends, together with a detailed examination of the challenges and opportunities that exist for that business. The manager will assess the valuation opportunity for that company by establishing base-case, upside, and downside price targets. The manager will take into consideration the diversification benefits and the liquidity of the security before making the final investment decision.

The fund may invest in cash, money market instruments, repurchase agreements, or other short-term instruments for the purposes of meeting redemption requests or making other anticipated cash payments.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund’s investment strategy may not produce the intended results.
The fund’s main risks are listed below in alphabetical order, not in order of importance. Before investing, be sure to read the additional descriptions of these risks beginning on page 254 of the prospectus.
Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.
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Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.
Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
A note on performance
Prior to April 27, 2020, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to April 27, 2020.
Calendar year total returns (%)—Series I

Best quarter:	Q2 2020	14.79%
Worst quarter:	Q1 2020	-21.94%

Average annual total returns (%)—as of 12/31/2023	1 year	5 year	10 year
Series I	20.09	8.94	4.52
Series II	19.81	8.72	4.31
Series NAV	20.17	8.99	4.58
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	23.79	12.80	8.60
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Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC
Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Paul Boyne	Stephen Hermsdorf	Edward Ritchie, ASIP	Felicity Smith
Senior Managing Director and Senior Portfolio Manager Managed fund since 2020	Portfolio Manager and Analyst Managed fund since 2020	Senior Managing Director and Head of Japan Equities, Portfolio Manager and Analyst Managed fund since 2023	Portfolio Manager and Analyst Managed fund since 2022
Purchase and redemption of fund shares

Shares of the fund are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment options for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds and to certain qualified retirement plans (qualified plans).
Shares of the fund are offered continuously, without sales charge, and are sold and redeemed each business day (which typically is any day the New York Stock Exchange is open) at a price equal to their net asset value (NAV) determined for that business day as set forth under “Valuation of shares” in this prospectus. The Portfolio does not have minimum initial or subsequent investment requirements. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption.
Taxes

Because shares of the fund may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the fund will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.
Compensation of financial intermediaries

The fund is not sold directly to the general public but instead is offered as an underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies (Related Parties), may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The fund pays fees to the Related Parties for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to Related Parties may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116
800-732-5543, johnhancock.com
SEC file number: 811-04146
4/29/24